GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 6:-GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Changes in the carrying amount of goodwill:

	December 31,
	2019	2020

Balance as of beginning of the year	$82,400	$82,400
Goodwill acquired	—	41,317

Closing balance	$82,400	$123,717

F - 28

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 6:-GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Cont.)

The composition of intangible assets is as follows:

	December 31,
	2019	2020

Original amount:

Technology	$26,141	$39,625
Customer relationships	5,120	9,586
Other	664	664

	31,925	49,875

Less - accumulated amortization	22,782	26,199

Intangible assets, net	$9,143	$23,676

Amortization expense amounted to $6,356, $5,589 and $8,841 for the years ended December 31, 2018, 2019, and 2020, respectively.

As of December 31, 2020, the weighted-average remaining useful lives (in years) of Technology and Customer relationships was 4.1 and 11, respectively.

The estimated future amortization expense of intangible assets as of December 31, 2020 is as follows:

2021	$5,809
2022	4,877
2023	4,329
2024	4,282
2025	1,849
Thereafter	2,530

$23,676